SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses
Salaries and related costs (*)	[1]					$ 1,356	$ 528
Professional services						605	67
Vehicle expenses						10	7
Rent and building maintenance						1	5
Others						45	25
General and administrative expenses		$ 261	$ 513	$ 1,128	$ 1,592	$ 2,017	$ 632

[1]	includes stock-based compensation of $1,049,379 and $485,096 respectively.